CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Loss before income tax	¥ (7,305)	¥ (500,370)	¥ (395,803)
Adjustments for:
Depreciation of property, plant and equipment	0	0	2,903
Amortization of intangible asset	0	0	1
Amortization of right-of-use asset	520	250	0
Credit impairment losses	0	0	373,647
Share-based payment expenses	758	1,726	0
Loss from disposal of discontinued operations and subsidiaries	0	497,532	0
Operating loss before changes in working capital	(6,027)	(862)	(19,252)
Loans receivable	0	0	(11,218)
Trade receivable	(4,110)	(12,568)	0
Prepaid expenses	2,985	(1,386)	(360)
Trade payable	1,121	1,302	0
Salary and benefit payable	498	1,379	1,834
Interest payable	0	0	18,088
Income tax payable	731	1,711	0
Other payable	1,077	2,996	(109)
Lease liability	327	330	0
Cash flows from (used in) operating activities	(3,398)	(9,098)	(11,017)
Cash flow from investing activities
Cash paid for acquisition of investment	(1,960)	0	0
Net cash used in investing activities	(1,960)	0	0
Cash flow from financing activities
Proceeds received from issuance of share	0	0	7,792
Proceeds received from issuance of convertible notes	7,171	8,272	7,277
Repayments of convertible notes	0	0	(284)
Net cash provided by financing activities	7,171	8,272	14,785
Net (decrease)/increase in cash, cash equivalents and restricted cash	1,813	(826)	3,768
Cash, cash equivalents and restricted cash at beginning of year	79	2,533	295
Exchange gain/(losses) on cash, cash equivalents and restricted cash	1,447	(1,628)	(1,530)
Cash, cash equivalents and restricted cash at end of year	3,339	79	2,533
Supplemental disclosure of non-cash flow:
Operating lease right-of-use asset obtained in exchange for operating lease liabilities	1,165	443	0
Conversion of convertible notes	15,972	7,040	0
Share issuance for share placement, etc	3,546	1,735	¥ 0
Share issued for downpayment of property acquisition	¥ 9,141	¥ 0